Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (18,004,098)	$ (5,451,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	375,790	1,114,656
Depreciation expense	93,947	86,136
Noncash lease expense	3,174	2,683
Gain on debt extinguishment		(160,588)
Change in fair value of convertible notes		76,738
Reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Noncash common stock purchase agreement issuance costs	650,000
Change in fair value of derivative warrant liabilities	(2,008,872)
Changes in operating assets and liabilities:
Accounts receivable	(34,320)	109,868
Prepaid expenses and other current assets	800,149	(230,955)
Due from related parties	286	5,114
Accounts payable	862,920	319,325
Accrued expenses and other current liabilities	789,153	399,801
Security deposits	(11,000)
Deferred revenue	144,280	(28,949)
Net cash used in operating activities	(9,771,770)	(3,757,949)
Cash flows from investing activities:
Purchases of property and equipment	(28,607)	(142,013)
Net cash flows used in investing activities	(28,607)	(142,013)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs		9,349,675
Net proceeds from Transaction and Maxim Private Placement	3,307,162
Advance deposits related to proceeds from issuances of January 2023 PIPE Financing	1,505,625
Repayment of insurance premium financing	(1,060,438)
Proceeds from issuance of convertible notes		750,000
Proceeds from common stock purchase agreement	829,469
Proceeds from exercise of public warrants	1,150
Proceeds from exercise of stock options	659,501	180,000
Net cash provided by financing activities	5,242,469	10,279,675
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	(4,557,908)	6,379,713
Cash, cash equivalents, and restricted cash at beginning of year	6,560,140	180,427
Cash, cash equivalents, and restricted cash at end of year	2,002,232	6,560,140
Supplemental information:
Cash and cash equivalents	446,607	6,510,140
Restricted cash - current	1,505,625
Restricted cash - noncurrent	50,000	50,000
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	2,002,232	6,560,140
Supplemental disclosure of noncash investing and financing activities:
Property and equipment purchases in accounts payable	88,359
Right-of-use asset obtained in exchange for lease liability	162,634	404,625
Financing of insurance premiums	1,516,000
January 2023 PIPE deferred issuance costs in accounts payable	90,047
Conversion of capital units into convertible preferred stock		10,681,040
Conversion of convertible preferred stock into common stock	20,857,453
Settlement of convertible notes for convertible preferred stock		$ 826,738
Issuance of common stock to settle success fee	3,443,750
Issuance of Series A preferred stock to settle stock issuance costs	910,000
Accretion on convertible preferred stock	373,856
Issuance of Series A preferred stock to settle underwriting fees payable assumed in Transaction	3,395,389
Derivative warrant liabilities assumed in Transaction	$ 2,286,379